UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Core Bond Portfolio

December 31, 2018

Portfolio of Investments

Corporate Bonds & Notes — 41.2%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.3%

Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$585,944

WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	985	976,958

		$1,562,902

Automotive — 1.9%

Ford Motor Credit Co., LLC, 2.979%, 8/3/22	$2,503	$2,310,818

Ford Motor Credit Co., LLC, 3.218%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	705	687,137

Ford Motor Credit Co., LLC, 3.305%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,566	1,503,420

General Motors Co., 4.20%, 10/1/27	2,383	2,152,868

General Motors Financial Co., Inc., 3.258%, (3 mo. USD LIBOR + 0.85%), 4/9/21(2)	805	786,933

General Motors Financial Co., Inc., 3.398%, (3 mo. USD LIBOR + 0.99%), 1/5/23(2)	1,110	1,053,583

General Motors Financial Co., Inc., 3.50%, 11/7/24	1,149	1,046,930

		$9,541,689

Banks — 16.1%

American Express Co., 3.625%, 12/5/24	$1,162	$1,137,350

ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	1,084	1,065,844

Banco Safra SA/Cayman Islands, 4.125%, 2/8/23(1)	2,425	2,349,219

Banco Santander SA, 3.125%, 2/23/23	1,645	1,556,655

Bank of America Corp., 2.857%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,707	2,654,068

Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,386,529

Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,380,196

Bank of America Corp., 3.30%, 1/11/23	1,237	1,218,884

Bank of America Corp., 3.499% to 5/17/21, 5/17/22(3)	1,005	1,005,454

Bank of America Corp., 3.541%, (3 mo. USD LIBOR + 0.79%), 3/5/24(2)	2,400	2,333,488

Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	4,880	4,635,457

Bank of Montreal, 3.803% to 12/15/27, 12/15/32(3)	721	668,547

Barclays PLC, 4.836%, 5/9/28	1,480	1,358,728

Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	862,055

Capital One Financial Corp., 2.50%, 5/12/20	485	478,813

Capital One Financial Corp., 3.24%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,238,655

Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,055,669

Capital One Financial Corp., 3.75%, 4/24/24	700	683,479

Capital One, N.A., 2.65%, 8/8/22	1,780	1,710,703

Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,552	1,525,487

Citigroup, Inc., 3.646%, (3 mo. USD LIBOR + 1.25%), 7/1/26(2)	1,700	1,661,715

Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	3,400	3,217,202

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

Citigroup, Inc., 3.70%, 1/12/26	$1,000	$963,391

Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	909	875,268

Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(3)	3,709	3,623,909

Citigroup, Inc., 4.50%, 1/14/22	725	741,248

Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,382,736

Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,014,640

Deutsche Bank AG, 3.766%, (3 mo. USD LIBOR + 1.29%), 2/4/21(2)	2,450	2,383,459

Discover Bank, 3.20%, 8/9/21	950	940,673

Discover Bank, 4.682% to 8/9/23, 8/9/28(3)	1,200	1,175,820

Discover Financial Services, 3.95%, 11/6/24	490	484,068

Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,145,056

Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,819,627

Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(3)	916	852,684

Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	919,135

Goldman Sachs Group, Inc. (The), 3.786%, (3 mo. USD LIBOR + 1.17%), 5/15/26(2)	1,226	1,177,800

Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,422,587

Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,205,592

JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,910,585

JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	972,244

JPMorgan Chase & Co., 3.797% to 7/23/23, 7/23/24(3)	1,500	1,503,550

JPMorgan Chase & Co., 5.00% to 7/1/19 (3)(4)	1,700	1,642,625

JPMorgan Chase & Co., 5.625%, 8/16/43	628	693,590

Lazard Group, LLC, 4.50%, 9/19/28	1,467	1,471,038

Morgan Stanley, 3.591% to 7/22/27, 7/22/28(3)	4,750	4,494,306

Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	2,042	1,957,108

Morgan Stanley, 4.00%, 7/23/25	2,220	2,192,995

Morgan Stanley, 4.875%, 11/1/22	1,132	1,167,470

PPTT, 2006-A GS, Class A, 5.865%(1)(4)(5)	259	194,239

Regions Financial Corp., 2.75%, 8/14/22	640	617,952

Santander Holdings USA, Inc., 4.50%, 7/17/25	712	706,253

Synovus Financial Corp., 3.125%, 11/1/22	622	587,784

		$81,423,629

Beverages — 0.1%

Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46(1)	$730	$679,326

		$679,326

Building Materials — 0.3%

Owens Corning, 3.40%, 8/15/26	$1,300	$1,189,713

Vulcan Materials Co., 4.50%, 6/15/47	479	408,384

		$1,598,097

17	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Chemicals — 1.3%

Cydsa SAB de CV, 6.25%, 10/4/27(1)	$1,490	$1,346,588

DowDuPont, Inc., 3.766%, 11/15/20	1,500	1,514,755

DowDuPont, Inc., 4.725%, 11/15/28	2,500	2,597,801

Mosaic Co. (The), 3.25%, 11/15/22	1,311	1,281,238

		$6,740,382

Commercial Services — 0.3%

Block Financial, LLC, 5.25%, 10/1/25	$870	$882,649

Ecolab, Inc., 3.95%, 12/1/47	883	832,076

		$1,714,725

Computers — 1.5%

Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$2,350	$2,348,933

DXC Technology Co., 2.875%, 3/27/20	800	793,221

DXC Technology Co., 3.688%, (3 mo. USD LIBOR + 0.95%), 3/1/21(2)	1,923	1,921,457

Hewlett Packard Enterprise Co., 3.059%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	1,079	1,070,030

Microchip Technology, Inc., 4.333%, 6/1/23(1)	1,664	1,624,601

		$7,758,242

Diversified Financial Services — 3.1%

Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,189,187

Ally Financial, Inc., 3.50%, 1/27/19	1,180	1,179,853

Ally Financial, Inc., 4.125%, 3/30/20	1,160	1,150,674

Banco BTG Pactual SA/Cayman Islands, 5.50%, 1/31/23(1)	540	525,687

Brookfield Finance, Inc., 3.90%, 1/25/28	1,943	1,838,737

Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,336	2,008,761

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	432,580

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	456,797

Synchrony Financial, 3.812%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	3,465	3,462,931

Synchrony Financial, 3.95%, 12/1/27	2,635	2,224,676

UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,414,853

		$15,884,736

Electric Utilities — 0.3%

Entergy Corp., 4.00%, 7/15/22	$1,046	$1,055,960

ITC Holdings Corp., 4.05%, 7/1/23	680	691,721

		$1,747,681

Security	Principal Amount (000’s omitted)	Value

Electrical and Electronic Equipment — 1.1%

Jabil, Inc., 3.95%, 1/12/28	$1,108	$989,710

Jabil, Inc., 4.70%, 9/15/22	920	913,100

NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,165	2,127,112

NXP B.V./NXP Funding, LLC, 4.875%, 3/1/24(1)	1,153	1,159,503

NXP B.V./NXP Funding, LLC, 5.35%, 3/1/26(1)	591	601,786

		$5,791,211

Foods — 0.7%

ESAL GmbH, 6.25%, 2/5/23(1)	$400	$398,000

Kraft Heinz Foods Co., 3.375%, 6/15/21	297	296,446

Smithfield Foods, Inc., 2.65%, 10/3/21(1)	1,304	1,246,672

Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,418,230

		$3,359,348

Health Services — 0.3%

MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,420	$1,395,150

		$1,395,150

Healthcare Products — 0.3%

Becton Dickinson and Co., 3.678%, (3 mo. USD LIBOR + 0.88%), 12/29/20(2)	$1,754	$1,736,867

		$1,736,867

Home Construction — 0.5%

Lennar Corp., 4.125%, 1/15/22	$313	$301,654

Lennar Corp., 4.50%, 11/15/19	1,150	1,144,250

Toll Brothers Finance Corp., 4.875%, 3/15/27	940	855,400

		$2,301,304

Home Furnishings — 0.2%

Whirlpool Corp., 4.50%, 6/1/46	$914	$768,798

		$768,798

Insurance — 0.1%

Principal Financial Group, Inc., 4.30%, 11/15/46	$534	$493,929

		$493,929

Internet Software & Services — 0.2%

Symantec Corp., 5.00%, 4/15/25(1)	$916	$856,975

		$856,975

18	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Lodging and Gaming — 0.2%

MGM Resorts International, 4.625%, 9/1/26	$900	$812,250

		$812,250

Machinery — 0.1%

Wabtec Corp., 3.838%, (3 mo. USD LIBOR + 1.05%), 9/15/21(2)	$431	$429,578

		$429,578

Media — 0.8%

Comcast Corp., 2.848%, (3 mo. USD LIBOR + 0.44%), 10/1/21(2)	$1,960	$1,942,165

Comcast Corp., 3.70%, 4/15/24	1,257	1,265,476

Comcast Corp., 4.70%, 10/15/48	613	625,211

		$3,832,852

Mining — 0.4%

Freeport-McMoRan, Inc., 5.40%, 11/14/34	$900	$713,250

Yamana Gold, Inc., 4.625%, 12/15/27	1,285	1,191,776

		$1,905,026

Oil and Gas — 1.7%

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,303,850

Ecopetrol SA, 5.875%, 9/18/23	1,400	1,463,000

Nabors Industries, Inc., 4.625%, 9/15/21	983	886,324

Noble Energy, Inc., 3.90%, 11/15/24	937	908,756

Oceaneering International, Inc., 4.65%, 11/15/24	1,035	820,423

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	1,682,212

Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,418,266

		$8,482,831

Packaging & Containers — 0.2%

Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$840,219

		$840,219

Pharmaceuticals — 1.8%

Celgene Corp., 3.55%, 8/15/22	$1,041	$1,030,379

CVS Health Corp., 3.70%, 3/9/23	2,769	2,741,830

CVS Health Corp., 4.10%, 3/25/25	998	990,588

CVS Health Corp., 4.30%, 3/25/28	2,393	2,347,608

Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	1,757	1,734,140

		$8,844,545

Security	Principal Amount (000’s omitted)	Value

Pipelines — 0.5%

Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$445,338

Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	753,355

Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	915,348

Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	588,743

		$2,702,784

Real Estate Investment Trusts (REITs) — 1.5%

CBL & Associates, L.P., 5.25%, 12/1/23	$1,000	$795,000

DDR Corp., 3.625%, 2/1/25	874	836,012

Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,203,399

EPR Properties, 4.50%, 6/1/27	1,350	1,304,114

EPR Properties, 4.95%, 4/15/28	725	719,128

Newmark Group, Inc., 6.125%, 11/15/23(1)	2,890	2,848,503

		$7,706,156

Retail-Specialty and Apparel — 1.3%

Best Buy Co., Inc., 4.45%, 10/1/28	$1,577	$1,508,017

Dollar Tree, Inc., 3.70%, 5/15/23	1,476	1,444,791

Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	965	953,142

Nordstrom, Inc., 5.00%, 1/15/44	88	76,196

Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	301,638

Tapestry, Inc., 4.125%, 7/15/27	2,491	2,336,207

		$6,619,991

Software — 0.3%

CA, Inc., 4.70%, 3/15/27	$909	$863,858

IQVIA, Inc., 5.00%, 10/15/26(1)	930	891,637

		$1,755,495

Technology — 0.4%

Western Digital Corp., 4.75%, 2/15/26	$2,412	$2,101,455

		$2,101,455

Telecommunications — 2.2%

AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,017,970

AT&T, Inc., 3.60%, 2/17/23	1,834	1,826,296

Nokia Oyj, 4.375%, 6/12/27	1,500	1,398,750

Verizon Communications, Inc., 3.716%, (3 mo. USD LIBOR + 1.10%), 5/15/25(2)	1,848	1,793,378

Verizon Communications, Inc., 4.329%, 9/21/28	2,407	2,423,150

Verizon Communications, Inc., 4.862%, 8/21/46	1,400	1,382,891

Verizon Communications, Inc., 5.50%, 3/16/47	1,421	1,518,646

		$11,361,081

19	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 0.2%

SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	$914	$887,072

		$887,072

Utilities — 1.0%

American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,349,676

Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,398,898

Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,011,424

Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,117,740

		$4,877,738

Total Corporate Bonds & Notes (identified cost $216,160,139)		$208,514,064

Agency Mortgage-Backed Securities — 12.1%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Pool #A93547, 4.50%, 8/1/40	$764	$798,983

Pool #C03490, 4.50%, 8/1/40	617	646,132

Pool #C09031, 2.50%, 2/1/43	1,738	1,653,768

Pool #G07589, 5.50%, 6/1/41	2,686	2,886,757

Pool #G08596, 4.50%, 7/1/44	829	863,024

Pool #G08670, 3.00%, 10/1/45	1,410	1,379,312

Pool #G08701, 3.00%, 4/1/46	2,163	2,114,807

Pool #G08717, 4.00%, 8/1/46	1,931	1,973,371

Pool #G08738, 3.50%, 12/1/46	1,868	1,870,578

Pool #G08758, 4.00%, 4/1/47	1,787	1,824,897

Pool #G60608, 4.00%, 5/1/46	2,986	3,053,469

Pool #G60761, 3.00%, 10/1/43	2,149	2,111,294

Pool #Q10378, 3.00%, 8/1/42	1,069	1,049,966

Pool #Q17453, 3.50%, 4/1/43	1,652	1,663,517

Pool #Q34310, 3.50%, 6/1/45	1,898	1,904,018

Pool #Q40264, 3.50%, 5/1/46	1,588	1,592,140

Pool #Q45051, 3.00%, 12/1/46	3,271	3,196,542

Pool #Q46889, 3.50%, 3/1/47	2,627	2,641,004

Pool #Q47999, 4.00%, 5/1/47	3,619	3,708,321

		$36,931,900

Federal National Mortgage Association:

Pool #AB3678, 3.50%, 10/1/41	$3,482	$3,512,153

Pool #AL7524, 5.00%, 7/1/41	931	987,962

Pool #AS3892, 4.00%, 11/1/44	1,075	1,101,015

Pool #AS5332, 4.00%, 7/1/45	1,223	1,254,196

Pool #AS6014, 4.00%, 10/1/45	822	842,699

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Pool #AS9721, 4.00%, 6/1/47	$2,708	$2,765,840

Pool #BA0891, 3.50%, 1/1/46	2,354	2,360,263

Pool #BA3938, 3.50%, 1/1/46	1,905	1,910,945

Pool #BD1183, 3.50%, 12/1/46	1,271	1,272,582

Pool #BE2316, 3.50%, 1/1/47	2,969	2,972,908

Pool #MA0634, 4.50%, 1/1/31	622	646,708

Pool #MA1789, 4.50%, 2/1/44	798	831,434

Pool #MA2653, 4.00%, 6/1/46	1,986	2,030,673

		$22,489,378

Government National Mortgage Association:

Pool #AQ1784, 3.50%, 12/20/45	$1,677	$1,690,044

		$1,690,044

Total Agency Mortgage-Backed Securities (identified cost $63,242,036)		$61,111,322

Collateralized Mortgage Obligations — 4.0%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 3820, Class DJ, 3.00%, 11/15/35	$754	$753,751

Series 4030, Class PA, 3.50%, 6/15/40	1,354	1,368,927

Series 4423, Class A, 3.50%, 10/15/39	1,304	1,311,624

		$3,434,302

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA3, Class M2, 5.006%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$715	$716,785

Series 2018-DNA1, Class M1, 2.956%, (1 mo. USD LIBOR + 0.45%), 7/25/30(2)	1,180	1,176,857

		$1,893,642

Federal National Mortgage Association:

Series 2005-58, Class MA, 5.50%, 7/25/35	$261	$277,614

Series 2011-135, Class PK, 4.50%, 5/25/40	943	977,085

Series 2013-6, Class HD, 1.50%, 12/25/42	263	241,011

Series 2013-130, Class EA, 3.00%, 6/25/38	1,168	1,163,632

Series 2014-70, Class KP, 3.50%, 3/25/44	1,241	1,259,580

		$3,918,922

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2013-C01, Class M2, 7.756%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$2,276	$2,557,607

Series 2014-C02, Class 1M2, 5.106%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	2,050	2,154,871

20	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2014-C02, Class 2M2, 5.106%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	$965	$1,002,330

Series 2014-C03, Class 1M2, 5.506%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,169	1,231,953

Series 2014-C03, Class 2M2, 5.406%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	1,961	2,053,723

Series 2017-C05, Class 1M2, 4.706%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	400	400,222

Series 2017-C06, Class 1M2, 5.156%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,275	1,304,218

Series 2018-C03, Class 1M1, 3.186%, (1 mo. USD LIBOR + 0.68%), 10/25/30(2)	497	497,065

		$11,201,989

Total Collateralized Mortgage Obligations (identified cost $20,727,579)		$20,448,855

Commercial Mortgage-Backed Securities — 8.0%
Security	Principal Amount (000’s omitted)	Value

CFCRE Commercial Mortgage Trust

Series 2016-C7, Class C, 4.435%, 12/10/54(6)	$1,050	$1,037,135

Series 2016-C7, Class D, 4.435%, 12/10/54(1)(6)	2,000	1,757,711

Citigroup Commercial Mortgage Trust

Series 2017-MDRB, Class C, 4.955%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	2,998,687

COMM Mortgage Trust

Series 2014-CR21, Class C, 4.418%, 12/10/47(6)	500	502,335

Credit Suisse Mortgage Trust

Series 2016-NXSR, Class C, 4.362%, 12/15/49(6)	1,500	1,469,820

GS Mortgage Securities Trust

Series 2018-FBLU, Class A, 3.405%, (1 mo. USD LIBOR + 0.95%), 11/15/35(1)(2)	5,000	4,985,000

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class C, 4.558%, 9/15/47(6)	2,530	2,472,065

Series 2014-C22, Class D, 4.558%, 9/15/47(1)(6)	500	426,226

Series 2014-C23, Class D, 3.978%, 9/15/47(1)(6)	250	223,691

Series 2014-C25, Class D, 3.945%, 11/15/47(1)(6)	1,960	1,652,019

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2011-C5, Class D, 5.406%, 8/15/46(1)(6)	2,000	1,992,887

Series 2012-CBX, Class AS, 4.271%, 6/15/45	3,325	3,394,480

Series 2013-C13, Class D, 3.991%, 1/15/46(1)(6)	2,000	1,913,059

Morgan Stanley Capital I Trust

Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	1,000	785,139

Security	Principal Amount (000’s omitted)	Value

Motel 6 Trust

Series 2017-MTL6, Class C, 3.855%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	$1,454	$1,427,394

Series 2017-MTL6, Class D, 4.605%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	588	581,117

Natixis Commercial Mortgage Securities Trust

Series 2018-FL1, Class C, 4.507%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,910,709

RETL Trust

Series 2018-RVP, Class A, 3.555%, (1 mo. USD LIBOR + 1.10%), 3/15/33(1)(2)	2,388	2,385,547

Toorak Mortgage Corp., Ltd.

Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(7)	1,330	1,333,237

VMC Finance, LLC

Series 2018-FL2, Class A, 3.38%, (1 mo. USD LIBOR + 0.92%), 10/15/35(1)(2)	3,000	3,008,781

Wells Fargo Commercial Mortgage Trust

Series 2015-LC22, Class C, 4.543%, 9/15/58(6)	900	897,966

Series 2015-SG1, Class C, 4.468%, 9/15/48(6)	354	345,150

Total Commercial Mortgage-Backed Securities (identified cost $40,533,561)		$40,500,155

Asset-Backed Securities — 18.1%
Security	Principal Amount (000’s omitted)	Value

AASET U.S., Ltd.

Series 2018-1A, Class A, 3.844%, 1/16/38(1)	$514	$516,533

Series 2018-1A, Class B, 5.437%, 1/16/38(1)	610	623,655

Adams Outdoor Advertising L.P.

Series 2018-1, Class A, 4.81%, 11/15/48(1)	749	771,669

American Credit Acceptance Receivables Trust

Series 2017-4, Class A, 2.00%, 7/10/20(1)	102	101,614

AmeriCredit Automobile Receivables Trust

Series 2016-2, Class B, 2.21%, 5/10/21	610	608,210

Series 2016-4, Class A3, 1.53%, 7/8/21	533	530,518

Ascentium Equipment Receivable Trust

Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	121	121,082

Avis Budget Rental Car Funding, LLC

Series 2013-2A, Class A, 2.97%, 2/20/20(1)	667	666,397

Series 2013-2A, Class B, 3.66%, 2/20/20(1)	300	299,990

Series 2014-1A, Class A, 2.46%, 7/20/20(1)	3,885	3,873,946

Canadian Pacer Auto Receivables Trust

Series 2017-1A, Class A2A, 1.772%, 12/19/19(1)	71	71,384

Canyon Capital CLO, Ltd.

Series 2016-1A, Class BR, 4.136%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	955,896

21	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd. (continued)

Series 2016-1A, Class DR, 5.236%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	$1,000	$925,884

Carlyle Global Market Strategies CLO, Ltd.

Series 2014-3RA, Class A2, 4.059%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	976,312

Series 2014-3RA, Class C, 5.459%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	932,572

CarMax Auto Owner Trust

Series 2017-2, Class A3, 1.93%, 3/15/22	1,355	1,341,464

CNH Equipment Trust

Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,188,479

Coinstar Funding, LLC

Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,084	1,096,335

Conn Funding II L.P.

Series 2018-A, Class A, 3.25%, 1/15/23(1)	258	257,895

Consumer Loan Underlying Bond Credit Trust

Series 2017-NP1, Class C, 5.13%, 4/17/23(1)	1,496	1,504,780

Credit Acceptance Auto Loan Trust

Series 2017-2A, Class A, 2.55%, 2/17/26(1)	2,500	2,478,829

DB Master Finance, LLC

Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	2,270	2,303,814

Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	337	325,536

Driven Brands Funding, LLC

Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	771	786,452

Dryden Senior Loan Fund

Series 2018-55A, Class D, 5.286%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	934,590

Enterprise Fleet Financing, LLC

Series 2017-1, Class A2, 2.13%, 7/20/22(1)	850	844,646

First Investors Auto Owner Trust

Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	74	73,691

FOCUS Brands Funding, LLC

Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	985	999,582

Ford Credit Auto Owner Trust

Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	473,804

Foundation Finance Trust

Series 2017-1A, Class A, 3.30%, 7/15/33(1)	2,030	2,016,297

Hardee’s Funding, LLC

Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	978	989,701

Hertz Fleet Lease Funding, L.P.

Series 2017-1, Class A2, 2.13%, 4/10/31(1)	838	832,060

Horizon Aircraft Finance I, Ltd.

Series 2018-1, Class A, 4.458%, 12/15/38(1)	3,570	3,642,774

Invitation Homes Trust

Series 2017-SFR2, Class B, 3.605%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(2)	363	361,631

Security	Principal Amount (000’s omitted)	Value

Invitation Homes Trust (continued)

Series 2017-SFR2, Class C, 3.905%, (1 mo. USD LIBOR + 1.45%), 12/17/36(1)(2)	$461	$459,791

Series 2018-SFR1, Class B, 3.405%, (1 mo. USD LIBOR + 0.95%), 3/17/37(1)(2)	380	375,755

Series 2018-SFR1, Class C, 3.705%, (1 mo. USD LIBOR + 1.25%), 3/17/37(1)(2)	445	440,828

Series 2018-SFR2, Class A, 3.355%, (1 mo. USD LIBOR + 0.90%), 6/17/37(1)(2)	5,352	5,299,568

MarketPlace Loan Trust

Series 2015-CB1, Class A, 4.00%, 7/15/21(1)	459	458,901

Mercedes-Benz Auto Receivables Trust

Series 2016-1, Class A3, 1.26%, 2/16/21	771	764,710

OneMain Financial Issuance Trust

Series 2015-1A, Class A, 3.19%, 3/18/26(1)	558	558,131

Series 2015-1A, Class B, 3.85%, 3/18/26(1)	1,200	1,204,759

Series 2016-2A, Class A, 4.10%, 3/20/28(1)	1,322	1,326,556

Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,925	1,895,910

Planet Fitness Master Issuer, LLC

Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	2,075	2,088,406

Prosper Marketplace Issuance Trust

Series 2017-1A, Class B, 3.65%, 6/15/23(1)	532	531,444

Series 2017-2A, Class A, 2.41%, 9/15/23(1)	655	654,889

Series 2017-2A, Class B, 3.48%, 9/15/23(1)	605	604,776

Series 2017-3A, Class A, 2.36%, 11/15/23(1)	1,236	1,232,676

Series 2017-3A, Class B, 3.36%, 11/15/23(1)	3,015	2,999,260

Series 2018-1A, Class A, 3.11%, 6/17/24(1)	1,019	1,017,082

Series 2018-1A, Class B, 3.90%, 6/17/24(1)	600	600,208

Series 2018-2A, Class A, 3.35%, 10/15/24(1)	3,166	3,160,205

Purchasing Power Funding, LLC

Series 2018-A, Class A, 3.34%, 8/15/22(1)	5,000	4,986,198

Santander Drive Auto Receivables Trust

Series 2017-3, Class A3, 1.87%, 6/15/21	1,059	1,056,564

Securitized Term Auto Receivables Trust

Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	147	146,899

Sierra Receivables Funding Co., LLC

Series 2014-2A, Class B, 2.40%, 6/20/31(1)	338	337,917

Series 2015-1A, Class B, 3.05%, 3/22/32(1)	121	120,389

Skopos Auto Receivables Trust

Series 2018-1A, Class A, 3.19%, 9/15/21(1)	1,298	1,296,582

Social Professional Loan Program, LLC

Series 2014-B, Class A2, 2.55%, 8/27/29(1)	364	361,938

SpringCastle America Funding LLC

Series 2016-AA, Class A, 3.05%, 4/25/29(1)	711	705,311

Springleaf Funding Trust

Series 2016-AA, Class A, 2.90%, 11/15/29(1)	2,149	2,136,670

22	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

TCF Auto Receivables Owner Trust

Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	$650	$644,113

Tesla Auto Lease Trust

Series 2018-A, Class A, 2.32%, 12/20/19(1)	647	645,569

Series 2018-B, Class A, 3.71%, 8/20/21(1)	1,352	1,355,751

Thunderbolt Aircraft Lease, Ltd.

Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(7)	1,672	1,719,451

Towd Point Asset Trust

Series 2018-SL1, Class A, 3.106%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	4,289	4,276,531

Upland CLO, Ltd.

Series 2016-1A, Class CR, 5.369%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	918,607

Vantage Data Centers Issuer, LLC

Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,371	1,374,995

Verizon Owner Trust

Series 2016-1A, Class A, 1.42%, 1/20/21(1)	542	540,199

Veros Automobile Receivables Trust

Series 2018-1, Class A, 3.63%, 5/15/23(1)	3,372	3,372,884

Voya CLO, Ltd.

Series 2018-2A, Class B1, 3.924%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	970,869

Wendys Funding, LLC

Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)	2,917	2,922,087

Wheels SPV, LLC

Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	660	656,128

World Omni Automobile Lease Securitization Trust

Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	994,444

Total Asset-Backed Securities (identified cost $92,174,827)		$91,641,973

U.S. Treasury Obligations — 12.1%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 3.00%, 2/15/48	$2,425	$2,417,047

U.S. Treasury Bond, 3.125%, 5/15/48	5,880	6,003,685

U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/22(8)	26,072	25,231,240

U.S. Treasury Note, 2.625%, 6/30/23	1,322	1,329,170

U.S. Treasury Note, 2.75%, 9/15/21	645	649,517

U.S. Treasury Note, 2.875%, 9/30/23	10,263	10,430,985

U.S. Treasury Note, 2.875%, 10/31/23	958	974,025

U.S. Treasury Note, 2.875%, 5/15/28	7,796	7,923,052

U.S. Treasury Note, 2.875%, 8/15/28	5,954	6,051,472

Total U.S. Treasury Obligations (identified cost $60,092,703)		$61,010,193

Senior Floating-Rate Loans — 2.2%(9)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.2%

DTZ U.S. Borrower, LLC, Term Loan, 5.772%, (1 mo. USD LIBOR + 3.25%), 8/21/25	$1,247	$1,192,324

		$1,192,324

Business Equipment and Services — 0.2%

Change Healthcare Holdings, LLC, Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 3/1/24	$1,069	$1,018,868

		$1,018,868

Cable and Satellite Television — 0.3%

UPC Financing Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 1/15/26	$833	$794,910

Ziggo Secured Finance Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,000	945,625

		$1,740,535

Drugs — 0.4%

Jaguar Holding Company II, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$1,866	$1,776,631

		$1,776,631

Electronics / Electrical — 0.5%

Infor (US), Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 2/1/22	$1,866	$1,792,054

MA FinanceCo., LLC, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	81	75,594

Seattle Spinco, Inc., Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	546	510,503

		$2,378,151

Equipment Leasing — 0.3%

Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), 1/15/25	$1,657	$1,599,521

		$1,599,521

Food / Drug Retailers — 0.1%

Albertsons, LLC, Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 11/17/25	$669	$632,728

		$632,728

23	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications — 0.2%

Sprint Communications, Inc., Term Loan, 5.063%, (1 mo. USD LIBOR + 2.50%), 2/2/24	$846	$809,754

		$809,754

Total Senior Floating-Rate Loans (identified cost $11,669,002)		$11,148,512

Short-Term Investments — 1.5%

Commercial Paper — 0.3%
Security	Principal Amount (000’s omitted)	Value

AT&T, Inc., 3.14%, 5/28/19(1)	$1,450	$1,431,205

Total Commercial Paper (identified cost $1,432,237)		$1,431,205

Other — 1.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.46%(10)	6,204,593	$6,203,972

Total Other (identified cost $6,203,887)		$6,203,972

Total Short-Term Investments (identified cost $7,636,124)		$7,635,177

Total Investments — 99.2% (identified cost $512,235,971)		$502,010,251

Other Assets, Less Liabilities — 0.8%		$4,005,573

Net Assets — 100.0%		$506,015,824

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $147,404,037 or 29.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at December 31, 2018.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2018.

(7)	Step coupon security. Interest rate represents the rate in effect at December 31, 2018.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018.

24	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 2-Year Treasury Note	139	Long	3/29/19	$29,511,438	$201,772

U.S. 5-Year Treasury Note	60	Short	3/29/19	(6,881,250)	(116,342)

U.S. 10-Year Treasury Note	50	Long	3/20/19	6,100,781	151,095

U.S. Ultra 10-Year Treasury Note	125	Short	3/20/19	(16,259,766)	(523,629)

U.S. Ultra-Long Treasury Bond	275	Long	3/20/19	44,180,469	2,315,595

					$2,028,491

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PPTT	–	Preferred Pass-Through Trust

Currency Abbreviations:

USD	–	United States Dollar

25	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Unaffiliated investments, at value (identified cost, $506,032,084)	$495,806,279

Affiliated investment, at value (identified cost, $6,203,887)	6,203,972

Cash	75,500

Deposits for derivatives collateral — financial futures contracts	964,866

Interest receivable	3,114,764

Dividends receivable from affiliated investment	8,995

Receivable for variation margin on open financial futures contracts	128,765

Receivable from affiliate	34,664

Total assets	$506,337,805

Liabilities

Payable to affiliates:

Investment adviser fee	$193,061

Trustees’ fees	5,380

Accrued expenses	123,540

Total liabilities	$321,981

Net Assets applicable to investors’ interest in Portfolio	$506,015,824

26	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Interest (net of foreign taxes, $7,606)	$16,744,995

Dividends from affiliated investment	168,088

Total investment income	$16,913,083

Expenses

Investment adviser fee	$2,194,180

Trustees’ fees and expenses	19,868

Custodian fee	141,585

Legal and accounting services	112,913

Miscellaneous	14,519

Total expenses	$2,483,065

Deduct —

Allocation of expenses to affiliate	$93,487

Total expense reductions	$93,487

Net expenses	$2,389,578

Net investment income	$14,523,505

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(5,231,692)

Investment transactions — affiliated investment	(1,600)

Financial futures contracts	(1,904,227)

Net realized loss	$(7,137,519)

Change in unrealized appreciation (depreciation) —

Investments	$(10,988,185)

Investments — affiliated investment	571

Financial futures contracts	2,006,356

Net change in unrealized appreciation (depreciation)	$(8,981,258)

Net realized and unrealized loss	$(16,118,777)

Net decrease in net assets from operations	$(1,595,272)

27	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment income	$14,523,505	$11,721,140

Net realized gain (loss)	(7,137,519)	3,676,612

Net change in unrealized appreciation (depreciation)	(8,981,258)	5,607,998

Net increase (decrease) in net assets from operations	$(1,595,272)	$21,005,750

Capital transactions —

Contributions	$86,298,166	$55,689,460

Withdrawals	(58,051,164)	(81,587,010)

Net increase (decrease) in net assets from capital transactions	$28,247,002	$(25,897,550)

Net increase (decrease) in net assets	$26,651,730	$(4,891,800)

Net Assets

At beginning of year	$479,364,094	$484,255,894

At end of year	$506,015,824	$479,364,094

28	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2018	2017	2016		2015		2014

Ratios (as a percentage of average daily net assets):

Expenses(1)(2)	0.49%	0.49%	0.50%		0.50%		0.50%

Net investment income	2.98%	2.46%	2.01%		2.00%		2.47%

Portfolio Turnover	65%	123%	132	%(3)	159	%(3)	134	%(3)

Total Return(2)	(0.50)%	4.48%	2.73%		0.04%		5.27%

Net assets, end of year (000’s omitted)	$506,016	$479,364	$484,256		$342,684		$214,538

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.01%, 0.01%, 0.02% and 0.03% of average daily net assets for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(3)	Includes the effect of To Be Announced (TBA) transactions.

29	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2018, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 65.6% and 34.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

30

Core Bond Portfolio

December 31, 2018

Notes to Financial Statements — continued

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2018, the Portfolio’s investment adviser fee amounted to $2,194,180 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $93,487 of the Portfolio’s operating expenses for the year ended December 31, 2018. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended December 31, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$253,970,038	$185,584,853

U.S. Government and Agency Securities	102,894,262	125,237,736

	$356,864,300	$310,822,589

31

Core Bond Portfolio

December 31, 2018

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$512,843,516

Gross unrealized appreciation	$1,885,380

Gross unrealized depreciation	(12,718,645)

Net unrealized depreciation	$(10,833,265)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2018 is included in the Portfolio of Investments. At December 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts and options thereon to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Financial futures contracts	$2,668,462	$(639,971)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$364,352	$28,780

Financial futures contracts	(1,904,227)	2,006,356

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Financial futures contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Financial futures contracts, respectively.

The average notional cost of futures contracts outstanding during the year ended December 31, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$55,581,000	$27,044,000

32

Core Bond Portfolio

December 31, 2018

Notes to Financial Statements — continued

The average number of purchased options contracts outstanding during the year ended December 31, 2018, which is indicative of the volume of this derivative type, was 118 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2018.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$208,514,064	$—	$208,514,064

Agency Mortgage-Backed Securities	—	61,111,322	—	61,111,322

Collateralized Mortgage Obligations	—	20,448,855	—	20,448,855

Commercial Mortgage-Backed Securities	—	40,500,155	—	40,500,155

Asset-Backed Securities	—	91,641,973	—	91,641,973

U.S. Treasury Obligations	—	61,010,193	—	61,010,193

Senior Floating-Rate Loans	—	11,148,512	—	11,148,512

Short-Term Investments —

Commercial Paper	—	1,431,205	—	1,431,205

Other	—	6,203,972	—	6,203,972

Total Investments	$—	$502,010,251	$—	$502,010,251

Futures Contracts	$2,668,462	$—	$—	$2,668,462

Total	$2,668,462	$502,010,251	$—	$504,678,713

Liability Description

Futures Contracts	$(639,971)	$—	$—	$(639,971)

Total	$(639,971)	$—	$—	$(639,971)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2018 is not presented.

33

Core Bond Portfolio

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2018, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 22, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

34

Eaton Vance Core Bond Fund

Core Bond Portfolio

December 31, 2018

Special Meeting of Shareholders (Unaudited)

Eaton Vance Core Bond Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Mark R. Fetting	7,293,932	29,499

Keith Quinton	7,299,922	23,509

Marcus L. Smith	7,293,932	29,499

Susan J. Sutherland	7,299,922	23,509

Scott E. Wennerholm	7,293,932	29,499

Results are rounded to the nearest whole number.

Core Bond Portfolio

The Portfolio held a Special Meeting of Interestholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund’s interest in the Portfolio were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Mark R. Fetting	99%	1%

Keith Quinton	99%	1%

Marcus L. Smith	99%	1%

Susan J. Sutherland	99%	1%

Scott E. Wennerholm	99%	1%

Results are rounded to the nearest whole number.

35

Eaton Vance

Core Bond Fund

December 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Core Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

36

Eaton Vance

Core Bond Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

37

Eaton Vance

Core Bond Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978    12.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2017 and December 31, 2018 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/17	12/31/18
Audit Fees	$52,510	$56,310
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$19,629	$19,629
All Other Fees(3)	$0	$0

Total	$72,139	$75,939

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2017 and December 31, 2018; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/17	12/31/18
Registrant	$19,629	$19,629
Eaton Vance(1)	$148,018	$126,485

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019